SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Common Stock Equivalents Excluded From Diluted Net Loss Per Share Calculation	Common stock equivalents excluded from the diluted net loss per common share calculations are as follows:

	December 31,
	2024	2023
Stock options	142	142
Warrants	359,406	1,359
	359,548	1,501